Vanguard® 500 Index Fund
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (9.2%)
	Meta Platforms Inc. Class A	60,864,124	35,079,647
	Alphabet Inc. Class A	162,116,948	25,069,765
	Alphabet Inc. Class C	131,382,923	20,525,954
*	Netflix Inc.	11,888,309	11,086,205
	AT&T Inc.	199,506,196	5,642,035
	Verizon Communications Inc.	116,996,582	5,306,965
	Walt Disney Co.	50,242,860	4,958,970
	Comcast Corp. Class A	104,818,886	3,867,817
	T-Mobile US Inc.	13,327,015	3,554,448
*	Charter Communications Inc. Class A	2,682,917	988,735
	Electronic Arts Inc.	6,591,613	952,620
*	Take-Two Interactive Software Inc.	4,562,658	945,611
*	Warner Bros Discovery Inc.	62,056,626	665,868
*	Live Nation Entertainment Inc.	4,359,408	569,251
	Omnicom Group Inc.	5,460,740	452,750
	Fox Corp. Class A	6,072,097	343,681
	News Corp. Class A	10,628,304	289,302
	TKO Group Holdings Inc.	1,853,619	283,252
	Interpublic Group of Cos. Inc.	10,356,148	281,273
	Match Group Inc.	6,982,455	217,853
[1]	Paramount Global Class B	16,544,896	197,877
	Fox Corp. Class B	3,647,187	192,243
	News Corp. Class B	2,993,126	90,901
			121,563,023
Consumer Discretionary (10.3%)
*	Amazon.com Inc.	262,143,003	49,875,328
*	Tesla Inc.	77,774,907	20,156,145
	Home Depot Inc.	27,608,581	10,118,269
	McDonald's Corp.	19,917,163	6,221,524
	Booking Holdings Inc.	919,762	4,237,261
	TJX Cos. Inc.	31,243,389	3,805,445
	Lowe's Cos. Inc.	15,693,047	3,660,089
	Starbucks Corp.	31,569,565	3,096,659
*	O'Reilly Automotive Inc.	1,596,915	2,287,708
	NIKE Inc. Class B	32,829,247	2,084,001
*	Chipotle Mexican Grill Inc.	37,668,601	1,891,340
*	AutoZone Inc.	465,633	1,775,356
*	DoorDash Inc. Class A	9,426,179	1,722,823
	Hilton Worldwide Holdings Inc.	6,687,459	1,521,731
	Marriott International Inc. Class A	6,359,773	1,514,898
*	Airbnb Inc. Class A	12,031,168	1,437,243
	Royal Caribbean Cruises Ltd.	6,881,627	1,413,761
	General Motors Co.	27,648,435	1,300,306
	Yum! Brands Inc.	7,755,485	1,220,403
	Ross Stores Inc.	9,170,118	1,171,849
	Ford Motor Co.	108,183,532	1,085,081
	DR Horton Inc.	7,880,987	1,001,910
	Garmin Ltd.	4,268,849	926,895
	eBay Inc.	13,311,213	901,568
*	Lululemon Athletica Inc.	3,114,368	881,553
	Tractor Supply Co.	14,843,141	817,857
	Lennar Corp. Class A	6,489,082	744,817
	Darden Restaurants Inc.	3,255,349	676,331
*	NVR Inc.	84,493	612,100
	PulteGroup Inc.	5,625,797	578,332
	Expedia Group Inc.	3,428,548	576,339
*	Carnival Corp.	29,120,665	568,727
	Williams-Sonoma Inc.	3,427,368	541,867
*	Ulta Beauty Inc.	1,287,969	472,092

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	Deckers Outdoor Corp.	4,218,432	471,663
	Genuine Parts Co.	3,862,598	460,190
	Domino's Pizza Inc.	959,998	441,071
	Tapestry Inc.	5,752,282	405,018
	Best Buy Co. Inc.	5,406,359	397,962
*	Aptiv plc	6,376,187	379,383
	Las Vegas Sands Corp.	9,549,888	368,912
	Pool Corp.	1,058,200	336,878
*	CarMax Inc.	4,273,390	332,983
	LKQ Corp.	7,226,446	307,413
	Ralph Lauren Corp.	1,108,077	244,597
*	Norwegian Cruise Line Holdings Ltd.	12,222,404	231,737
	Hasbro Inc.	3,646,904	224,248
	Wynn Resorts Ltd.	2,489,375	207,863
*	MGM Resorts International	6,216,399	184,254
*	Mohawk Industries Inc.	1,458,036	166,479
*	Caesars Entertainment Inc.	5,908,781	147,720
			136,205,979
Consumer Staples (6.0%)
	Costco Wholesale Corp.	12,337,660	11,668,712
	Procter & Gamble Co.	65,170,859	11,106,418
	Walmart Inc.	120,564,266	10,584,337
	Coca-Cola Co.	107,608,206	7,706,900
	Philip Morris International Inc.	43,214,016	6,859,361
	PepsiCo Inc.	38,117,097	5,715,278
	Altria Group Inc.	47,104,672	2,827,222
	Mondelez International Inc. Class A	35,948,818	2,439,127
	Colgate-Palmolive Co.	22,554,451	2,113,352
	Target Corp.	12,734,417	1,328,964
	Kimberly-Clark Corp.	9,218,102	1,310,998
	Kenvue Inc.	53,285,762	1,277,793
	Kroger Co.	17,499,830	1,184,563
*	Monster Beverage Corp.	19,460,257	1,138,814
	Keurig Dr Pepper Inc.	33,181,613	1,135,475
	Sysco Corp.	13,595,263	1,020,189
	General Mills Inc.	15,322,184	916,113
	Constellation Brands Inc. Class A	4,319,151	792,651
	Church & Dwight Co. Inc.	6,836,062	752,582
	Kraft Heinz Co.	24,245,590	737,793
	Hershey Co.	4,105,203	702,113
	Archer-Daniels-Midland Co.	13,295,392	638,312
	Kellanova	7,469,683	616,174
	McCormick & Co. Inc.	7,019,438	577,770
	Dollar General Corp.	6,114,718	537,667
	Tyson Foods Inc. Class A	7,955,460	507,638
	Clorox Co.	3,424,180	504,210
	Estee Lauder Cos. Inc. Class A	6,508,548	429,564
*	Dollar Tree Inc.	5,619,611	421,864
	Conagra Brands Inc.	13,264,072	353,753
	J M Smucker Co.	2,958,409	350,305
	Molson Coors Beverage Co. Class B	4,784,105	291,208
	Bunge Global SA	3,709,966	283,516
	Hormel Foods Corp.	8,083,481	250,103
	Walgreens Boots Alliance Inc.	19,954,169	222,888
	Campbell's Co.	5,463,140	218,089
	Lamb Weston Holdings Inc.	3,965,460	211,359
	Brown-Forman Corp. Class B	5,065,066	171,908
			79,905,083
Energy (3.7%)
	Exxon Mobil Corp.	120,980,005	14,388,152
	Chevron Corp.	46,450,236	7,770,660
	ConocoPhillips	35,459,017	3,723,906
	Williams Cos. Inc.	33,880,812	2,024,717
	EOG Resources Inc.	15,633,546	2,004,846
	ONEOK Inc.	17,244,306	1,710,980
	Schlumberger NV	38,933,738	1,627,430
	Kinder Morgan Inc.	53,723,773	1,532,739
	Phillips 66	11,478,140	1,417,321
	Marathon Petroleum Corp.	8,781,710	1,279,407

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	Hess Corp.	7,681,752	1,227,006
	Targa Resources Corp.	6,060,698	1,214,988
	Baker Hughes Co.	27,513,396	1,209,214
	Valero Energy Corp.	8,798,440	1,162,010
	Occidental Petroleum Corp.	18,775,153	926,742
	EQT Corp.	16,579,722	885,855
	Diamondback Energy Inc.	5,192,897	830,241
	Texas Pacific Land Corp.	523,803	694,034
	Devon Energy Corp.	18,251,582	682,609
	Expand Energy Corp.	5,854,340	651,705
	Halliburton Co.	24,130,040	612,179
	Coterra Energy Inc.	20,458,278	591,244
	APA Corp.	10,287,770	216,249
			48,384,234
Financials (14.6%)
*	Berkshire Hathaway Inc. Class B	50,942,161	27,130,776
	JPMorgan Chase & Co.	77,710,209	19,062,314
	Visa Inc. Class A	47,646,857	16,698,318
	Mastercard Inc. Class A	22,633,909	12,406,098
	Bank of America Corp.	177,627,345	7,412,389
	Wells Fargo & Co.	91,406,434	6,562,068
	Progressive Corp.	16,281,082	4,607,709
	Goldman Sachs Group Inc.	8,295,557	4,531,780
	S&P Global Inc.	8,755,142	4,448,488
	American Express Co.	15,425,564	4,150,248
	Morgan Stanley	34,378,028	4,010,885
	Blackrock Inc.	4,046,990	3,830,395
	Charles Schwab Corp.	47,361,399	3,707,450
*	Fiserv Inc.	15,812,233	3,491,815
	Citigroup Inc.	48,118,231	3,415,913
	Marsh & McLennan Cos. Inc.	13,650,376	3,331,101
	Chubb Ltd.	10,357,102	3,127,741
	Blackstone Inc.	20,343,020	2,843,547
	Intercontinental Exchange Inc.	15,968,221	2,754,518
	CME Group Inc.	10,014,792	2,656,824
	Arthur J Gallagher & Co.	7,069,244	2,440,586
	Aon plc Class A (XNYS)	6,010,008	2,398,534
	KKR & Co. Inc.	18,761,331	2,168,998
	Moody's Corp.	4,302,243	2,003,512
	PNC Financial Services Group Inc.	11,005,131	1,934,372
	Capital One Financial Corp.	10,594,982	1,899,680
	US Bancorp	43,355,622	1,830,474
*	PayPal Holdings Inc.	27,492,608	1,793,893
	Apollo Global Management Inc.	12,423,339	1,701,252
	Bank of New York Mellon Corp.	19,947,440	1,672,992
	Travelers Cos. Inc.	6,302,024	1,666,633
	Aflac Inc.	13,757,299	1,529,674
	Allstate Corp.	7,365,338	1,525,141
	Truist Financial Corp.	36,571,864	1,504,932
	American International Group Inc.	16,488,710	1,433,528
	Ameriprise Financial Inc.	2,673,920	1,294,471
	MetLife Inc.	16,090,144	1,291,878
	MSCI Inc.	2,158,151	1,220,434
	Discover Financial Services	6,975,913	1,190,788
	Fidelity National Information Services Inc.	14,720,134	1,099,300
	Prudential Financial Inc.	9,838,680	1,098,784
	Arch Capital Group Ltd.	10,419,015	1,002,101
	Hartford Insurance Group Inc.	7,993,644	989,054
	Willis Towers Watson plc	2,773,313	937,241
	Nasdaq Inc.	11,499,921	872,384
	M&T Bank Corp.	4,610,780	824,177
	Brown & Brown Inc.	6,595,303	820,456
	Fifth Third Bancorp	18,617,702	729,814
	State Street Corp.	8,017,739	717,828
	Raymond James Financial Inc.	5,125,528	711,987
*	Corpay Inc.	1,936,994	675,469
	Cboe Global Markets Inc.	2,910,767	658,677
	Cincinnati Financial Corp.	4,346,438	642,056
	Huntington Bancshares Inc.	40,399,156	606,391

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	W R Berkley Corp.	8,345,571	593,871
	Synchrony Financial	10,805,208	572,028
	T Rowe Price Group Inc.	6,188,168	568,507
	Regions Financial Corp.	25,265,160	549,012
	Northern Trust Corp.	5,446,846	537,331
	Citizens Financial Group Inc.	12,148,797	497,736
	Global Payments Inc.	5,081,295	497,560
	Principal Financial Group Inc.	5,845,434	493,179
	FactSet Research Systems Inc.	1,057,403	480,738
	Loews Corp.	4,907,412	451,040
	KeyCorp.	27,681,257	442,623
	Everest Group Ltd.	1,193,826	433,753
	Jack Henry & Associates Inc.	2,025,536	369,863
	Globe Life Inc.	2,334,334	307,479
	Assurant Inc.	1,426,078	299,120
	Erie Indemnity Co. Class A	692,313	290,114
	MarketAxess Holdings Inc.	1,048,038	226,743
	Invesco Ltd.	12,447,591	188,830
	Franklin Resources Inc.	8,619,103	165,918
			193,033,313
Health Care (11.2%)
	Eli Lilly & Co.	21,897,902	18,085,696
	UnitedHealth Group Inc.	25,577,699	13,396,320
	Johnson & Johnson	66,914,807	11,097,152
	AbbVie Inc.	49,064,348	10,279,962
	Abbott Laboratories	48,204,801	6,394,367
	Merck & Co. Inc.	70,305,587	6,310,630
	Thermo Fisher Scientific Inc.	10,629,854	5,289,415
*	Intuitive Surgical Inc.	9,911,806	4,909,020
	Amgen Inc.	14,929,497	4,651,285
*	Boston Scientific Corp.	40,962,038	4,132,250
	Pfizer Inc.	157,497,408	3,990,984
	Gilead Sciences Inc.	34,636,616	3,881,033
	Danaher Corp.	17,787,495	3,646,436
	Stryker Corp.	9,544,550	3,552,959
*	Vertex Pharmaceuticals Inc.	7,136,148	3,459,747
	Bristol-Myers Squibb Co.	56,401,407	3,439,922
	Medtronic plc	35,637,914	3,202,423
	Elevance Health Inc.	6,325,293	2,751,249
	Cigna Group	7,609,354	2,503,477
	CVS Health Corp.	35,039,792	2,373,946
	McKesson Corp.	3,483,134	2,344,114
	Zoetis Inc.	12,445,527	2,049,156
	Regeneron Pharmaceuticals Inc.	2,923,141	1,853,944
	Becton Dickinson & Co.	7,979,686	1,827,827
	HCA Healthcare Inc.	4,969,917	1,717,355
	Cencora Inc.	4,796,081	1,333,742
*	Edwards Lifesciences Corp.	16,391,319	1,188,043
	GE HealthCare Technologies Inc.	12,709,731	1,025,802
*	IDEXX Laboratories Inc.	2,275,619	955,646
	Agilent Technologies Inc.	7,928,587	927,486
	Cardinal Health Inc.	6,714,493	925,056
	ResMed Inc.	4,081,786	913,708
	Humana Inc.	3,352,357	887,034
*	Centene Corp.	13,782,101	836,711
*	IQVIA Holdings Inc.	4,649,375	819,685
*	Dexcom Inc.	10,860,663	741,675
*	Mettler-Toledo International Inc.	580,661	685,708
	Zimmer Biomet Holdings Inc.	5,534,128	626,353
	STERIS plc	2,729,861	618,723
*	Waters Corp.	1,650,997	608,508
*	Biogen Inc.	4,067,514	556,599
	Labcorp Holdings Inc.	2,317,099	539,282
	Quest Diagnostics Inc.	3,086,043	522,158
*	Insulet Corp.	1,950,403	512,195
*	Molina Healthcare Inc.	1,542,222	507,993
	Baxter International Inc.	14,197,339	485,975
*	Cooper Cos. Inc.	5,546,342	467,834
	West Pharmaceutical Services Inc.	2,011,657	450,370

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	Hologic Inc.	6,234,606	385,112
	Revvity Inc.	3,384,433	358,073
*	Align Technology Inc.	1,951,371	309,995
	Universal Health Services Inc. Class B	1,632,472	306,741
*	Solventum Corp.	3,840,899	292,062
	Viatris Inc.	33,190,376	289,088
*	Incyte Corp.	4,463,217	270,248
*	Moderna Inc.	9,411,736	266,823
	Bio-Techne Corp.	4,391,413	257,469
*	Henry Schein Inc.	3,467,198	237,468
*	Charles River Laboratories International Inc.	1,422,089	214,053
*	DaVita Inc.	1,222,537	187,011
*,2	ABIOMED Inc. CVR	180	—
			147,651,098
Industrials (8.5%)
	General Electric Co.	29,829,073	5,970,289
	RTX Corp.	37,023,696	4,904,159
	Caterpillar Inc.	13,281,934	4,380,382
*	Uber Technologies Inc.	58,058,269	4,230,125
	Union Pacific Corp.	16,794,480	3,967,528
	Honeywell International Inc.	18,072,415	3,826,834
*	Boeing Co.	20,846,802	3,555,422
	Automatic Data Processing Inc.	11,309,104	3,455,271
	Deere & Co.	7,038,852	3,303,685
	Eaton Corp. plc	10,983,713	2,985,703
	Lockheed Martin Corp.	5,822,002	2,600,746
	Waste Management Inc.	10,151,535	2,350,182
	GE Vernova Inc.	7,667,531	2,340,744
	United Parcel Service Inc. Class B (XNYS)	20,327,378	2,235,808
	3M Co.	15,088,743	2,215,933
	Parker-Hannifin Corp.	3,578,269	2,175,051
	TransDigm Group Inc.	1,559,112	2,156,704
	Trane Technologies plc	6,233,384	2,100,152
	Cintas Corp.	9,534,316	1,959,588
	Northrop Grumman Corp.	3,781,554	1,936,193
	General Dynamics Corp.	7,051,837	1,922,190
	Illinois Tool Works Inc.	7,423,872	1,841,194
	Emerson Electric Co.	15,671,537	1,718,227
	CSX Corp.	53,595,939	1,577,328
	FedEx Corp.	6,158,509	1,501,321
	Norfolk Southern Corp.	6,293,815	1,490,690
	Johnson Controls International plc	18,346,625	1,469,748
	Howmet Aerospace Inc.	11,256,305	1,460,280
	Carrier Global Corp.	22,442,407	1,422,849
	PACCAR Inc.	14,573,277	1,419,000
*	Copart Inc.	24,366,574	1,378,904
	Paychex Inc.	8,906,432	1,374,084
	Republic Services Inc.	5,642,296	1,366,338
	Fastenal Co.	15,938,375	1,236,021
	WW Grainger Inc.	1,231,740	1,216,750
	Cummins Inc.	3,821,493	1,197,809
	Verisk Analytics Inc.	3,924,661	1,168,058
	Otis Worldwide Corp.	11,021,001	1,137,367
	United Rentals Inc.	1,814,509	1,137,153
	AMETEK Inc.	6,428,216	1,106,553
	L3Harris Technologies Inc.	5,233,690	1,095,464
*	Axon Enterprise Inc.	2,012,748	1,058,605
	Quanta Services Inc.	4,102,543	1,042,784
	Ingersoll Rand Inc. (XYNS)	11,197,570	896,142
	Old Dominion Freight Line Inc.	5,221,041	863,821
	Westinghouse Air Brake Technologies Corp.	4,748,843	861,203
	Equifax Inc.	3,444,579	838,962
	Rockwell Automation Inc.	3,141,851	811,791
	Xylem Inc.	6,750,650	806,433
	Broadridge Financial Solutions Inc.	3,252,527	788,608
	Delta Air Lines Inc.	17,836,603	777,676
	Fortive Corp.	9,483,932	694,034
	Dover Corp.	3,814,596	670,148
	Veralto Corp.	6,871,505	669,628

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
*	United Airlines Holdings Inc.	9,137,374	630,936
	Southwest Airlines Co.	16,469,630	553,050
	Lennox International Inc.	889,431	498,820
	Hubbell Inc.	1,490,568	493,244
	Leidos Holdings Inc.	3,644,502	491,789
	Snap-on Inc.	1,456,535	490,867
	Expeditors International of Washington Inc.	3,888,208	467,557
	Rollins Inc.	7,801,010	421,489
	Jacobs Solutions Inc.	3,406,028	411,755
	Masco Corp.	5,891,427	409,690
	Pentair plc	4,594,756	401,949
*	Builders FirstSource Inc.	3,199,520	399,748
	IDEX Corp.	2,102,608	380,509
	Textron Inc.	5,074,591	366,639
	CH Robinson Worldwide Inc.	3,299,617	337,881
	Stanley Black & Decker Inc.	4,286,989	329,584
	JB Hunt Transport Services Inc.	2,206,803	326,496
	Allegion plc	2,416,964	315,317
	Nordson Corp.	1,506,565	303,904
	Paycom Software Inc.	1,239,221	270,745
*	Dayforce Inc.	4,418,891	257,754
	Huntington Ingalls Industries Inc.	1,087,279	221,848
	A O Smith Corp.	3,281,327	214,468
*	Generac Holdings Inc.	1,657,687	209,946
			111,873,647
Information Technology (29.6%)
	Apple Inc.	417,498,920	92,739,035
	Microsoft Corp.	206,610,686	77,559,585
	NVIDIA Corp.	680,640,932	73,767,864
	Broadcom Inc.	130,275,162	21,811,970
	Salesforce Inc.	26,598,070	7,137,858
	Cisco Systems Inc.	110,692,732	6,830,849
	International Business Machines Corp.	25,697,527	6,389,947
	Oracle Corp.	45,086,173	6,303,498
	Accenture plc Class A	17,384,464	5,424,648
*	Palantir Technologies Inc. Class A	56,970,421	4,808,304
	Intuit Inc.	7,779,383	4,776,463
	QUALCOMM Inc.	30,738,007	4,721,665
*	Adobe Inc.	12,098,109	4,639,988
*	Advanced Micro Devices Inc.	45,037,115	4,627,113
*	ServiceNow Inc.	5,724,941	4,557,855
	Texas Instruments Inc.	25,300,029	4,546,415
	Applied Materials Inc.	22,587,053	3,277,833
*	Palo Alto Networks Inc.	18,402,544	3,140,210
	Analog Devices Inc.	13,788,645	2,780,756
	Intel Corp.	120,342,723	2,732,983
	Micron Technology Inc.	30,965,870	2,690,624
	Lam Research Corp.	35,675,807	2,593,631
	KLA Corp.	3,693,313	2,510,714
*	Crowdstrike Holdings Inc. Class A	6,845,818	2,413,699
*	Arista Networks Inc.	28,709,572	2,224,418
	Amphenol Corp. Class A	33,659,562	2,207,731
	Motorola Solutions Inc.	4,645,306	2,033,761
*	Cadence Design Systems Inc.	7,622,996	1,938,757
*	Synopsys Inc.	4,295,954	1,842,320
	Roper Technologies Inc.	2,980,285	1,757,116
*	Fortinet Inc.	17,681,223	1,701,995
*	Autodesk Inc.	5,975,914	1,564,494
*	Workday Inc. Class A	5,947,463	1,388,911
	NXP Semiconductors NV	7,063,366	1,342,463
*	Fair Isaac Corp.	678,003	1,250,346
	TE Connectivity plc	8,291,728	1,171,787
	Cognizant Technology Solutions Corp. Class A	13,746,177	1,051,583
	Corning Inc.	21,426,216	980,892
*	Gartner Inc.	2,134,688	896,014
	Dell Technologies Inc. Class C	8,669,411	790,217
	Monolithic Power Systems Inc.	1,328,999	770,793
*	ANSYS Inc.	2,429,986	769,236
	Microchip Technology Inc.	14,946,405	723,555

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	HP Inc.	26,061,606	721,646
*	Keysight Technologies Inc.	4,805,241	719,681
*	GoDaddy Inc. Class A	3,924,852	707,023
*	Tyler Technologies Inc.	1,188,845	691,183
*	Teledyne Technologies Inc.	1,294,585	644,328
	CDW Corp.	3,702,579	593,375
*	VeriSign Inc.	2,261,871	574,221
	Hewlett Packard Enterprise Co.	36,501,493	563,218
*	PTC Inc.	3,343,524	518,079
	Seagate Technology Holdings plc	5,885,606	499,982
	NetApp Inc.	5,650,134	496,308
*,1	Super Micro Computer Inc. (XNGS)	14,001,984	479,428
*	ON Semiconductor Corp.	11,711,969	476,560
*	Trimble Inc.	6,830,744	448,438
*	F5 Inc.	1,601,573	426,451
	Jabil Inc.	3,043,468	414,125
*	Zebra Technologies Corp. Class A	1,427,780	403,434
	Gen Digital Inc. (XNGS)	15,078,376	400,180
*	Western Digital Corp.	9,666,306	390,809
*	First Solar Inc.	2,976,789	376,355
	Teradyne Inc.	4,527,328	373,957
*	Akamai Technologies Inc.	4,175,655	336,140
	Juniper Networks Inc.	9,202,946	333,055
	Skyworks Solutions Inc.	4,466,525	288,672
*	EPAM Systems Inc.	1,577,095	266,277
*	Enphase Energy Inc.	3,680,866	228,398
			391,561,219
Materials (2.0%)
	Linde plc	13,233,853	6,162,211
	Sherwin-Williams Co.	6,439,278	2,248,531
	Air Products & Chemicals Inc.	6,183,641	1,823,679
	Ecolab Inc.	7,004,765	1,775,848
	Newmont Corp. (XNYS)	31,640,590	1,527,608
	Freeport-McMoRan Inc.	39,939,768	1,512,120
	Corteva Inc.	19,052,794	1,198,992
	DuPont de Nemours Inc.	11,621,812	867,917
	Vulcan Materials Co.	3,669,922	856,193
	Martin Marietta Materials Inc.	1,697,824	811,781
	Nucor Corp.	6,525,083	785,229
	International Paper Co.	14,653,639	781,772
	PPG Industries Inc.	6,446,910	704,970
[1]	Dow Inc.	19,558,976	682,999
	Smurfit WestRock plc	13,740,018	619,125
	International Flavors & Fragrances Inc.	7,103,518	551,304
	LyondellBasell Industries NV Class A	7,203,992	507,161
	Steel Dynamics Inc.	3,936,715	492,404
	Packaging Corp. of America	2,479,531	490,997
	Ball Corp.	8,289,039	431,610
	Avery Dennison Corp.	2,233,401	397,478
[1]	Amcor plc	40,140,679	389,365
	CF Industries Holdings Inc.	4,838,854	378,156
	Eastman Chemical Co.	3,200,735	282,017
	Mosaic Co.	8,832,304	238,561
	Albemarle Corp.	3,267,138	235,299
			26,753,327
Real Estate (2.3%)
	Prologis Inc.	25,760,035	2,879,714
	American Tower Corp.	12,986,282	2,825,815
	Welltower Inc.	16,933,863	2,594,437
	Equinix Inc.	2,705,834	2,206,202
	Simon Property Group Inc.	8,524,440	1,415,739
	Realty Income Corp.	24,324,264	1,411,051
	Public Storage	4,379,668	1,310,791
	Digital Realty Trust Inc.	8,794,474	1,260,160
	Crown Castle Inc.	12,077,294	1,258,816
*	CBRE Group Inc. Class A	8,214,447	1,074,285
*	CoStar Group Inc.	11,712,444	927,977
	Extra Space Storage Inc.	5,893,266	875,091
	VICI Properties Inc.	26,695,011	870,791

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
	AvalonBay Communities Inc.	3,948,702	847,470
	Ventas Inc.	12,151,580	835,543
	Iron Mountain Inc.	8,165,215	702,535
	Equity Residential	9,493,861	679,571
	SBA Communications Corp.	2,987,612	657,304
	Weyerhaeuser Co.	20,165,134	590,435
	Invitation Homes Inc.	15,842,598	552,115
	Essex Property Trust Inc.	1,786,137	547,576
	Mid-America Apartment Communities Inc.	3,247,291	544,181
	Kimco Realty Corp.	18,884,617	401,109
	Alexandria Real Estate Equities Inc.	4,280,523	395,991
	Healthpeak Properties Inc.	19,452,530	393,330
	UDR Inc.	8,368,035	377,984
	Camden Property Trust	2,962,777	362,348
	Regency Centers Corp.	4,538,974	334,795
	Host Hotels & Resorts Inc.	19,428,928	276,085
	BXP Inc.	4,045,205	271,797
	Federal Realty Investment Trust	2,142,983	209,627
*	Millrose Properties Inc.	65	2
			29,890,667
Utilities (2.5%)
	NextEra Energy Inc.	57,152,944	4,051,572
	Southern Co.	30,452,334	2,800,092
	Duke Energy Corp.	21,568,047	2,630,655
	Constellation Energy Corp.	8,694,184	1,753,008
	American Electric Power Co. Inc.	14,820,347	1,619,419
	Dominion Energy Inc.	23,345,091	1,308,959
	Exelon Corp.	27,939,999	1,287,475
	Sempra	17,603,246	1,256,168
	Public Service Enterprise Group Inc.	13,846,693	1,139,583
	Xcel Energy Inc.	15,959,830	1,129,796
	Vistra Corp.	9,455,693	1,110,477
	Consolidated Edison Inc.	9,627,778	1,064,736
	PG&E Corp.	60,965,461	1,047,387
	Entergy Corp.	11,917,410	1,018,819
	WEC Energy Group Inc.	8,830,418	962,339
	American Water Works Co. Inc.	5,417,648	799,211
	DTE Energy Co.	5,758,776	796,266
	Ameren Corp.	7,502,757	753,277
	PPL Corp.	20,521,065	741,016
	Atmos Energy Corp.	4,412,447	682,076
	CenterPoint Energy Inc.	18,117,442	656,395
	Edison International	10,756,687	633,784
	Eversource Energy	10,194,673	633,191
	CMS Energy Corp.	8,300,928	623,483
	FirstEnergy Corp.	14,257,966	576,307
	NRG Energy Inc.	5,627,148	537,168
	NiSource Inc.	13,062,182	523,663
	Alliant Energy Corp.	7,131,526	458,914
	Evergy Inc.	6,395,178	440,947
	Pinnacle West Capital Corp.	3,156,989	300,703
	AES Corp.	19,771,702	245,564
			33,582,450
Total Common Stocks (Cost $860,701,943)			1,320,404,040

Vanguard® 500 Index Fund
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 4.342% (Cost $1,110,266)	11,103,770	1,110,266
Total Investments (100.0%) (Cost $861,812,209)			1,321,514,306
Other Assets and Liabilities—Net (0.0%)			467,646
Net Assets (100%)			1,321,981,952
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $43,693.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $44,588 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	1,622	458,479	(3,561)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Bank of America Corp.	1/30/26	CITNA	141,882	(5.187)	229	—
Bank of America Corp.	1/30/26	CITNA	123,750	(5.180)	2,202	—
Citigroup Inc.	8/31/26	BANA	75,888	(5.084)	—	(195)
Citigroup Inc.	8/31/26	BANA	70,990	(5.087)	—	(328)
Citigroup Inc.	8/31/26	BANA	63,891	(5.084)	—	(154)
Citigroup Inc.	8/31/26	BANA	40,819	(5.087)	—	(188)
Citigroup Inc.	8/31/26	BANA	18,173	(5.087)	—	(84)
Citigroup Inc.	8/31/26	BANA	17,748	(5.187)	—	(84)
Elevance Health Inc.	8/29/25	BANA	52,195	(5.033)	—	(95)
Global Payments Inc.	8/29/25	BANA	125,338	(5.087)	—	(232)
Global Payments Inc.	8/29/25	BANA	36,230	(5.087)	—	(67)
Global Payments Inc.	8/29/25	BANA	14,688	(5.083)	—	(30)
Goldman Sachs Group Inc.	8/29/25	BANA	79,758	(5.037)	69	—
Goldman Sachs Group Inc.	8/29/25	BANA	71,018	(5.087)	58	—
Goldman Sachs Group Inc.	8/29/25	BANA	54,629	(5.037)	48	—
Kroger Co.	1/30/26	GSI	66,390	(4.333)	1,188	—
Paycom Software Inc.	8/29/25	BANA	9,832	(5.187)	—	(24)
Paycom Software Inc.	8/29/25	BANA	5,244	(5.187)	—	(13)
VICI Properties Inc.	8/29/25	BANA	60,347	(5.087)	554	—
VICI Properties Inc.	8/29/25	BANA	24,465	(5.083)	276	—
Visa Inc. Class A	8/29/25	BANA	87,615	(4.337)	—	(169)
					4,624	(1,663)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

Vanguard® 500 Index Fund
At March 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $263 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® 500 Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,320,404,040	—	—	1,320,404,040
Temporary Cash Investments	1,110,266	—	—	1,110,266
Total	1,321,514,306	—	—	1,321,514,306
Derivative Financial Instruments
Assets
Swap Contracts	—	4,624	—	4,624
Liabilities
Futures Contracts[1]	(3,561)	—	—	(3,561)
Swap Contracts	—	(1,663)	—	(1,663)
Total	(3,561)	(1,663)	—	(5,224)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.